Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of Reportable Segment	2
Non-cash adjustments to wireless data revenues			$ 235,000,000
Reduction to Net income attributable to Verizon for the one-time non-cash adjustment			100,000,000
Stock options and restricted stock units outstanding to purchase shares included in diluted earnings per common share	9,000,000	6,000,000	3,000,000
Anti-dilutive shares not included in computation of diluted earnings per common share		19,000,000	73,000,000
Number of Common stock authorized to be issued	4,250,000,000
Number of preferred stock authorized to be issued	250,000,000
Increase in Depreciation expenses	14,920,000,000	14,991,000,000	14,593,000,000
Wireless license period	10 years
Percentage of benefit realized on ultimate settlement	50.00%
Capitalized non-network internal-use software | Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years	3 years
Capitalized non-network internal-use software | Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years	7 years
Property Plant and Equipment by Estimated Useful Life | Increase Due To Change In Average Useful Lives
Organization And Summary Of Significant Accounting Policies [Line Items]
Increase in Depreciation expenses		$ 400,000,000	$ 300,000,000
Wireline
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of countries outside the United States of America to which our Wireline segment provides products and services	150